Income Taxes (Schedule Of Computation From Income Tax At Federal Rate To Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Income Tax Rates [Abstract]
Income tax benefit (expense) at statutory rates					$ 251,814	$ 137,903	$ 217,991
State income taxes, net of Federal tax benefit					6,218	18,877	(1,376)
Foreign taxes					8,782	(4,683)	(30,967)
Nondeductible items					(4,617)	(3,154)	(3,165)
Changes in valuation allowance and other estimates					50,697	(15,816)	(16,263)
Impairment charge
Other, net					(4,615)	(7,149)	(6,240)
Income tax benefit	$ (73,802)	$ (13,232)	$ (158,650)	$ (179,293)	$ 308,279	$ 125,978	$ 159,980
Reconciliation of Income Tax Rates Percentages [Abstract]
Income tax benefit (expense) at statutory rates					35.00%	35.00%	35.00%
State income taxes, net of Federal tax benefit					1.00%	5.00%	0.00%
Foreign taxes					2.00%	(1.00%)	(5.00%)
Nondeductible items					(1.00%)	(1.00%)	0.00%
Changes in valuation allowance and other estimates					7.00%	(4.00%)	(3.00%)
Impairment charge					0.00%	0.00%	0.00%
Other, net					(1.00%)	(2.00%)	(1.00%)
Income tax benefit	44.50%	25.50%	36.10%	45.50%	43.00%	32.00%	26.00%